Quarterly Report
March 31, 2020
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 58.5%
Aerospace – 0.3%
Airbus SE, 2.375%, 4/07/2032	EUR	100,000	$120,414
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		$254,000	261,484
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		300,000	295,133
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)		450,000	469,867
Lockheed Martin Corp., 3.55%, 1/15/2026		609,000	652,475
			$1,799,373
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027		$290,000	$246,994
Asset-Backed & Securitized – 2.9%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	650,000	$724,497
AA Bond Co. Ltd., 6.269%, 7/31/2025		200,000	218,482
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		$261,958	252,300
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 2.731% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)		1,292,000	1,247,653
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.851% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		2,040,000	1,943,408
Fort CRE LLC, 2018-1A, “A1”, FLR, 2.976% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		584,500	546,892
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,693,292
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.9% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		773,500	635,782
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 2.631% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		1,398,000	1,348,020
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	689,649
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.194% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		2,275,000	2,060,274
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,346,640
			$14,706,889
Automotive – 0.2%
Ford Motor Credit Co. LLC, 1.514%, 2/17/2023	EUR	200,000	$183,147
General Motors Co., 6.75%, 4/01/2046		$242,000	193,333
Lear Corp., 3.8%, 9/15/2027		336,000	303,237
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	325,000	341,783
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	200,000	230,848
			$1,252,348
Broadcasting – 0.4%
Discovery, Inc., 4.125%, 5/15/2029		$639,000	$618,668
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	800,000	824,545
Prosus N.V., 3.68%, 1/21/2030 (n)		$200,000	180,808
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	103,043
ViacomCBS, Inc., 4.375%, 3/15/2043		$239,000	211,806
			$1,938,870
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$314,000	$310,006
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	300,000	327,598
Low Income Investment Fund, 3.386%, 7/01/2026		$150,000	164,240
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	446,729
Raymond James Financial, 4.65%, 4/01/2030		516,000	536,769
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		536,000	523,801
			$2,309,143
Building – 0.1%
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$269,000	$275,261

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.5%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	800,000	$823,548
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$144,000	151,364
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	124,347
Fidelity National Information Services, Inc., 3%, 8/15/2026		$608,000	612,948
Fidelity National Information Services, Inc., 2.25%, 12/03/2029	GBP	250,000	290,332
Fidelity National Information Services, Inc., 3.36%, 5/21/2031		100,000	127,945
Fiserv, Inc., 4.4%, 7/01/2049		$129,000	136,518
Verisk Analytics, Inc., 4%, 6/15/2025		450,000	480,330
			$2,747,332
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$310,976
Comcast Corp., 0.25%, 5/20/2027	EUR	150,000	154,574
Comcast Corp., 1.5%, 2/20/2029	GBP	132,000	155,900
Comcast Corp., 0.75%, 2/20/2032	EUR	250,000	247,550
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		$393,000	398,245
Eutelsat S.A., 2.25%, 7/13/2027	EUR	900,000	923,169
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)		$243,000	201,671
SES S.A., 1.625%, 3/22/2026	EUR	250,000	267,288
			$2,659,373
Chemicals – 0.2%
Air Liquide Finance, 1.25%, 6/03/2025	EUR	100,000	$113,491
Air Liquide Finance, 1.375%, 4/02/2030		100,000	114,971
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$300,000	122,997
Sherwin-Williams Co., 3.8%, 8/15/2049		200,000	192,671
Symrise AG, 1.25%, 11/29/2025	EUR	253,000	277,040
			$821,170
Computer Software – 0.3%
Dassault Systemes S.A., 0.125%, 9/16/2026	EUR	200,000	$208,712
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$609,000	599,373
Microsoft Corp., 4.1%, 2/06/2037		684,000	824,507
			$1,632,592
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036		$317,000	$392,773
Conglomerates – 0.2%
General Electric Co., 0.875%, 5/17/2025	EUR	400,000	$399,937
Roper Technologies, Inc., 2.95%, 9/15/2029		$150,000	148,878
United Technologies Corp., 3.65%, 8/16/2023		51,000	53,627
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		285,000	261,883
			$864,325
Consumer Products – 0.4%
LVMH Moet Hennessy Louis Vuitton SE, 0.125%, 2/11/2028	EUR	400,000	$414,283
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031		300,000	307,749
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$577,000	596,343
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		425,000	431,793
Whirlpool EMEA Finance S.à r.l., 0.5%, 2/20/2028	EUR	500,000	506,137
			$2,256,305
Consumer Services – 0.4%
Booking Holdings, Inc., 3.55%, 3/15/2028		$286,000	$273,896
Experian Finance PLC, 4.25%, 2/01/2029 (n)		692,000	759,476
Experian Finance PLC, 3.25%, 4/07/2032	GBP	100,000	153,195
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	400,000	447,848

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Visa, Inc., 3.65%, 9/15/2047		$320,000	$363,824
			$1,998,239
Containers – 0.1%
DS Smith PLC, 0.875%, 9/12/2026	EUR	300,000	$299,239
Electronics – 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$366,000	$349,665
Broadcom, Inc., 4.25%, 4/15/2026 (n)		185,000	181,875
			$531,540
Emerging Market Quasi-Sovereign – 2.9%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	500,000	$516,617
China Development Bank, 3.42%, 7/02/2024	CNY	37,650,000	5,484,048
China Development Bank, 3.45%, 9/20/2029		19,000,000	2,765,850
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)		$200,000	187,252
Export-Import Bank of India, 3.375%, 8/05/2026		600,000	569,899
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	550,957
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		398,000	378,845
NTPC Ltd. (Republic of India), 4.25%, 2/26/2026		400,000	377,417
Power Finance Corp. Ltd. (Republic of India), 3.75%, 12/06/2027		450,000	390,985
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		550,000	505,986
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		2,084,000	2,198,371
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,007,000	1,072,164
			$14,998,391
Emerging Market Sovereign – 0.8%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$1,972,000	$2,142,105
Republic of Croatia, 1.125%, 6/19/2029	EUR	758,000	762,848
Republic of Indonesia, 7.5%, 6/15/2035	IDR	11,400,000,000	654,455
State of Qatar, 4%, 3/14/2029 (n)		$462,000	494,007
			$4,053,415
Energy - Independent – 0.4%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$2,260,000	$2,151,294
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$922,000	$921,244
Eni S.p.A., 4.25%, 5/09/2029 (n)		321,000	310,687
OMV AG, 1%, 7/03/2034	EUR	145,000	140,565
Shell International Finance B.V., 3.75%, 9/12/2046		$446,000	476,943
			$1,849,439
Entertainment – 0.0%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$214,000	$134,663
Financial Institutions – 0.6%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$951,000	$736,398
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		241,000	192,836
GE Capital International Funding Co., 3.373%, 11/15/2025		959,000	954,219
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	700,000	746,549
Grand City Properties S.A., 2.5%, 10/24/2069		300,000	303,573
Vonovia Finance B.V., 1.625%, 4/07/2024		100,000	121,433
			$3,055,008
Food & Beverages – 0.7%
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031	EUR	300,000	$308,682
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$156,000	157,039
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		222,000	260,938

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$335,000	$349,793
Carlsberg Group, 0.625%, 3/09/2030	EUR	100,000	101,135
Coca-Cola European Partners, 1.75%, 3/27/2026		200,000	224,056
Constellation Brands, Inc., 4.4%, 11/15/2025		$481,000	485,152
Constellation Brands, Inc., 3.15%, 8/01/2029		477,000	443,035
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	150,000	168,638
Diageo Finance PLC, 2.875%, 3/27/2029	GBP	350,000	437,030
PepsiCo, Inc., 3.875%, 3/19/2060		$681,000	856,972
			$3,792,470
Forest & Paper Products – 0.0%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	200,000	$217,728
Gaming & Lodging – 0.0%
Las Vegas Sands Corp., 3.9%, 8/08/2029		$146,000	$125,830
Industrial – 0.1%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	250,000	$280,250
Investor AB, 1.5%, 6/20/2039	EUR	160,000	166,760
			$447,010
Insurance – 0.6%
Aflac, Inc., 3.6%, 4/01/2030		$514,000	$520,598
American International Group, Inc., 1.875%, 6/21/2027	EUR	380,000	401,218
Argentum Zurich Insurance, 3.5%, 10/01/2046		400,000	468,278
Assicurazioni Generali S.p.A., 2.124%, 10/01/2030		300,000	299,851
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	392,163
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050		200,000	191,849
Credit Agricole Assurances, 4.25% to 1/13/2025, FLR (EUR Swap Rate - 5yr. + 4.5%) to 1/29/2049		200,000	222,729
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 10/24/2060		600,000	579,737
			$3,076,423
Insurance - Property & Casualty – 0.5%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$496,000	$513,213
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		330,000	406,999
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		349,000	321,085
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030	EUR	100,000	107,760
Progressive Corp., 4.125%, 4/15/2047		$396,000	444,635
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	400,000	516,411
Willis North America, Inc., 3.875%, 9/15/2049		$440,000	453,239
			$2,763,342
International Market Quasi-Sovereign – 0.3%
Electricite de France, 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	500,000	$610,958
Electricite de France S.A., 2%, 10/02/2030	EUR	200,000	231,127
Groupe ADP, 2.125%, 10/02/2026		100,000	110,368
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024		680,000	722,830
			$1,675,283
International Market Sovereign – 17.7%
Belgium Kingdom, 1.45%, 6/22/2037	EUR	1,674,000	$2,134,288
Commonwealth of Australia, 2.75%, 6/21/2035	AUD	5,471,000	4,119,137
Federal Republic of Germany, 3.25%, 7/04/2042	EUR	283,000	548,521
Federal Republic of Germany, 2.5%, 7/04/2044		1,686,000	3,023,301
Government of Canada, 1.5%, 6/01/2026	CAD	6,454,000	4,823,371
Government of Canada, 5.75%, 6/01/2033		3,409,000	3,854,522
Government of France, 0.75%, 5/25/2052 (n)	EUR	757,545	818,639
Government of Japan, 1.8%, 9/20/2030	JPY	778,300,000	8,546,787

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.8%, 6/20/2031	JPY	782,600,000	$8,648,813
Government of Japan, 2.4%, 3/20/2037		203,750,000	2,550,452
Government of Japan, 0.5%, 6/20/2038		426,100,000	4,091,907
Government of Japan, 2.3%, 3/20/2040		382,200,000	4,915,797
Government of New Zealand, 1.5%, 5/15/2031	NZD	2,080,000	1,264,606
Government of New Zealand, 2.75%, 4/15/2037		1,899,000	1,309,551
Kingdom of Spain, 1.95%, 7/30/2030	EUR	1,231,000	1,524,385
Kingdom of Spain, 1.85%, 7/30/2035		2,201,000	2,702,472
Kingdom of the Netherlands, 3.75%, 1/15/2042		935,000	1,848,755
Republic of Cyprus, 0.625%, 1/21/2030		821,000	849,159
Republic of Cyprus, 2.75%, 2/26/2034		665,000	843,488
Republic of Cyprus, 1.25%, 1/21/2040		728,000	751,412
Republic of Cyprus, 2.75%, 5/03/2049		335,000	454,450
Republic of France, 1.25%, 5/25/2036		2,550,000	3,188,157
Republic of France, 1.5%, 5/25/2050		2,460,000	3,229,442
Republic of Italy, 1.65%, 3/01/2032		1,711,000	1,887,627
Republic of Italy, 2.95%, 9/01/2038 (n)		1,610,000	1,990,550
Republic of Portugal, 2.25%, 4/18/2034		1,703,000	2,163,940
Republic of Portugal, 4.1%, 4/15/2037		1,926,000	3,040,290
United Kingdom Treasury, 0.875%, 10/22/2029	GBP	11,250,000	14,731,921
United Kingdom Treasury, 1.75%, 9/07/2037		1,002,000	1,450,999
			$91,306,739
Local Authorities – 0.5%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$583,143
Province of British Columbia, 2.3%, 6/18/2026		965,000	713,865
Province of Ontario, 2.05%, 6/02/2030		820,000	587,827
Province of Saskatchewan, 3.05%, 12/02/2028		765,000	587,277
			$2,472,112
Machinery & Tools – 0.0%
John Deere Cash Management S.A., 2.2%, 3/31/2032	EUR	150,000	$166,083
Major Banks – 2.7%
Bank of America Corp., 2.625%, 4/19/2021		$787,000	$791,259
Bank of America Corp., 3.5%, 4/19/2026		1,054,000	1,119,504
Bankinter S.A., 0.875%, 7/08/2026	EUR	400,000	402,448
CaixaBank S.A., 2.75% to 7/14/2023, FLR to 7/14/2028		400,000	413,583
Credit Agricole S.A., 1.25%, 10/02/2024	GBP	300,000	350,127
Credit Agricole S.A., 0.875%, 1/14/2032	EUR	500,000	470,116
Credit Suisse Group AG, 1.25%, 7/17/2025		400,000	417,779
Credit Suisse Group AG, 3.25%, 4/02/2026		100,000	113,871
Erste Group Bank AG, 0.875%, 5/22/2026		300,000	303,882
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		400,000	379,907
Goldman Sachs Group, Inc., 3.375%, 3/27/2025		250,000	290,498
HSBC Holdings PLC, 4.375%, 11/23/2026		$743,000	782,238
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,357,000	1,399,930
JPMorgan Chase & Co., 3.54%, 5/01/2028		605,000	622,580
Lloyds Banking Group PLC, 1.875% to 9/15/2025, FLR (GBP Government Yield - 5yr. + 1.3%) to 1/15/2026	GBP	250,000	291,416
Nationwide Building Society, 1.5%, 3/08/2026	EUR	450,000	472,440
Nationwide Building Society, 2% to 7/25/2024, FLR (EUR Swap Rate - 5yr. + 1.5%) to 7/25/2029		300,000	301,277
NatWest Markets PLC, 2.75%, 4/02/2025		400,000	439,823
PNC Financial Services Group, Inc., 2.55%, 1/22/2030		$457,000	441,998
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	200,000	207,325
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$911,000	901,867
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	500,000	472,168
Svenska Handelsbanken AB, 5.25%, 12/29/2049		$606,000	569,941
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		300,000	297,481
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		962,000	980,054

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 0.625%, 8/14/2030	EUR	450,000	$428,510
Wells Fargo & Co., 3.9%, 5/01/2045		$407,000	443,408
			$14,105,430
Medical & Health Technology & Services – 0.3%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	$199,529
Cigna Corp., 4.125%, 11/15/2025		405,000	433,218
HCA, Inc., 5.125%, 6/15/2039		170,000	175,411
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		314,000	317,460
Thermo Fisher Scientific, Inc., 0.875%, 10/01/2031	EUR	200,000	189,412
Thermo Fisher Scientific, Inc., 2.375%, 4/15/2032		100,000	110,442
Toledo Hospital, 6.015%, 11/15/2048		$309,000	383,187
			$1,808,659
Medical Equipment – 0.3%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	350,000	$388,410
Boston Scientific Corp., 0.625%, 12/01/2027		150,000	150,700
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		150,000	147,926
EssilorLuxottica S.A., 0.375%, 11/27/2027		400,000	412,712
EssilorLuxottica S.A., 0.75%, 11/27/2031		200,000	203,388
			$1,303,136
Midstream – 0.4%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$590,000	$664,666
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)		233,000	174,063
MPLX LP, 4.5%, 4/15/2038		334,000	260,802
Plains All American Pipeline, 3.55%, 12/15/2029		231,000	157,656
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		705,000	604,918
Western Midstream Operating LP, 5.25%, 2/01/2050		177,000	73,344
			$1,935,449
Mortgage-Backed – 6.8%
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		$1,803,908	$2,000,024
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		6,359,245	6,963,702
Fannie Mae, 2.5%, 10/01/2034		2,123,642	2,202,955
Fannie Mae, 3%, 11/01/2034		1,759,714	1,842,604
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		146,742	166,150
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		246,866	281,929
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		3,339,607	3,609,273
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		3,162,809	3,384,789
Freddie Mac, 4%, 7/01/2025		92,715	97,503
Freddie Mac, 3.224%, 3/25/2027		4,000,000	4,435,014
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,476,738
Freddie Mac, 3.9%, 4/25/2028		1,710,000	2,009,320
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		40,447	45,689
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		637,711	706,733
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,185,325	1,297,395
Freddie Mac, 3.5%, 1/01/2047		1,187,466	1,262,003
Ginnie Mae, 5%, 5/15/2040		112,341	125,078
Ginnie Mae, 3.5%, 6/20/2043 - 11/20/2049		2,773,219	2,940,169
			$34,847,068
Municipals – 0.5%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$55,000	$55,970
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	500,410
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050 (w)		930,000	959,444
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		572,000	675,114

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		$245,000	$245,164
			$2,436,102
Natural Gas - Distribution – 0.3%
ENGIE S.A., 1.75%, 3/27/2028	EUR	200,000	$227,006
ENGIE S.A., 0.5%, 10/24/2030		300,000	298,610
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$360,000	276,980
NiSource, Inc., 2.95%, 9/01/2029		534,000	506,674
			$1,309,270
Network & Telecom – 0.3%
AT&T, Inc., 4.75%, 5/15/2046		$497,000	$549,642
Orange S.A., 1.25%, 7/07/2027	EUR	100,000	121,506
Verizon Communications, Inc., 3.15%, 3/22/2030		$500,000	538,577
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	330,000	314,813
			$1,524,538
Oil Services – 0.0%
Halliburton Co., 5%, 11/15/2045		$229,000	$176,877
Oils – 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	400,000	$442,117
Phillips 66, 4.875%, 11/15/2044		$263,000	266,865
			$708,982
Other Banks & Diversified Financials – 1.3%
AIB Group PLC, 1.25%, 5/28/2024	EUR	455,000	$466,028
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		$373,000	346,532
Banque Federative du Credit Mutuel S.A., 1.25%, 12/05/2025	GBP	400,000	455,240
Belfius Bank S.A., 0.375%, 2/13/2026	EUR	700,000	689,632
BPCE S.A., 5.25%, 4/16/2029	GBP	400,000	547,307
Commerzbank AG, 0.625%, 8/28/2024	EUR	155,000	164,976
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	500,000	564,381
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$584,000	579,465
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	300,000	338,400
ING Groep N.V., 1% to 11/13/2025, FLR (EUR Swap Rate - 5yr. + 1.2%) to 11/13/2030	EUR	400,000	395,059
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	300,000	322,438
KBC Group N.V., 0.5% to 12/03/2024, FLR (EUR Swap Rate - 5yr. + 1.1%) to 12/03/2029	EUR	200,000	191,892
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		300,000	317,407
UBS AG, 5.125%, 5/15/2024		$866,000	866,000
Virgin Money UK PLC, 4% to 9/03/2026, FLR (GBP Government Yield - 1yr. + 3.75%) to 9/03/2027	GBP	330,000	379,867
			$6,624,624
Pharmaceuticals – 0.1%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	320,000	$364,372
Real Estate - Office – 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$422,000	$421,604
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	250,000	274,796
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		200,000	196,291
			$892,691
Real Estate - Other – 0.1%
SELP Finance S.à r.l., 1.5%, 12/20/2026	EUR	400,000	$419,217
Real Estate - Retail – 0.1%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$440,000	$379,932

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.2%
Carrefour S.A., 2.625%, 12/15/2027	EUR	100,000	$113,931
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	514,491
Tesco Corp. Treasury Services PLC, 2.5%, 5/02/2025	GBP	300,000	366,035
			$994,457
Supranational – 0.2%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	$332,666
West African Development Bank, 4.7%, 10/22/2031		$900,000	817,884
			$1,150,550
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 4.7%, 3/15/2022		$257,000	$261,015
American Tower Corp., REIT, 3.5%, 1/31/2023		662,000	665,387
Crown Castle International Corp., 2.25%, 9/01/2021		852,000	840,204
Crown Castle International Corp., 3.7%, 6/15/2026		345,000	352,526
Rogers Communications, Inc., 3.7%, 11/15/2049		250,000	255,310
Tele2 AB Co., 2.125%, 5/15/2028	EUR	700,000	810,330
			$3,184,772
Tobacco – 0.1%
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	300,000	$323,395
Transportation - Services – 0.6%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	600,000	$711,763
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$494,000	628,095
Heathrow Funding Ltd., 1.5%, 2/11/2030	EUR	200,000	192,593
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	318,103
Transurban Finance Co., 1.75%, 3/29/2028	EUR	296,000	324,538
Vinci S.A., 3.75%, 4/10/2029 (n)		$706,000	761,500
			$2,936,592
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.31%, 5/01/2027		$38,270	$41,146
Small Business Administration, 2.22%, 3/01/2033		981,174	991,014
			$1,032,160
U.S. Treasury Obligations – 8.5%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		$7,470,000	$10,642,416
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		5,809,400	7,957,062
U.S. Treasury Bonds, 3%, 2/15/2048		735,000	1,020,387
U.S. Treasury Bonds, 2.25%, 8/15/2049		369,300	449,897
U.S. Treasury Bonds, 2.375%, 11/15/2049		2,100,000	2,616,305
U.S. Treasury Notes, 2%, 11/15/2026 (f)		7,212,000	7,898,548
U.S. Treasury Notes, 2.25%, 11/15/2027 (f)		5,117,000	5,753,427
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		6,642,500	7,641,210
			$43,979,252
Utilities - Electric Power – 1.9%
American Electric Power, 2.3%, 3/01/2030		$681,000	$635,004
AusNet Services Holdings Pty Ltd, 0.625%, 8/25/2030	EUR	400,000	415,199
Duke Energy Corp., 3.75%, 9/01/2046		$525,000	502,599
Emera U.S. Finance LP, 2.7%, 6/15/2021		296,000	299,422
Emera U.S. Finance LP, 3.55%, 6/15/2026		350,000	333,745
Enel Americas S.A., 4%, 10/25/2026		1,891,000	1,766,686
Enel Finance International N.V., 0.375%, 6/17/2027	EUR	150,000	153,737
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$414,000	414,119
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		343,000	349,799
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		1,180,000	1,158,686
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		357,000	305,235

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Evergy, Inc., 2.9%, 9/15/2029		$590,000	$558,284
Exelon Corp., 3.497%, 6/01/2022		326,000	315,875
Georgia Power Co., 3.7%, 1/30/2050		278,000	287,737
innogy Finance B.V., 4.75%, 1/31/2034	GBP	300,000	448,494
PPL Capital Funding, Inc., 5%, 3/15/2044		$393,000	419,571
Virginia Electric & Power Co., 3.5%, 3/15/2027		980,000	1,025,444
Virginia Electric & Power Co., 2.875%, 7/15/2029		217,000	214,938
			$9,604,574
Utilities - Other – 0.1%
United Utilities Water Finance PLC, 1.75%, 2/10/2038	GBP	250,000	$276,289
Total Bonds			$301,335,384
Common Stocks – 36.9%
Aerospace – 1.1%
Honeywell International, Inc.		17,278	$2,311,624
Lockheed Martin Corp.		7,016	2,378,073
Northrop Grumman Corp.		2,405	727,633
United Technologies Corp. (a)		8,027	451,117
			$5,868,447
Airlines – 0.1%
Air Canada (a)		34,158	$382,284
Alcoholic Beverages – 0.8%
Diageo PLC		44,370	$1,421,113
Heineken N.V. (l)		16,498	1,380,850
Pernod Ricard S.A.		10,707	1,522,951
			$4,324,914
Apparel Manufacturers – 0.3%
Adidas AG		2,185	$502,654
Compagnie Financiere Richemont S.A.		19,492	1,068,252
			$1,570,906
Automotive – 0.5%
Aptiv PLC		11,159	$549,469
Copart, Inc. (a)		2,577	176,576
Lear Corp.		4,612	374,725
Magna International, Inc.		35,807	1,142,679
USS Co. Ltd.		22,600	311,298
			$2,554,747
Broadcasting – 0.0%
Omnicom Group, Inc.		3,612	$198,299
Brokerage & Asset Managers – 0.7%
BlackRock, Inc.		3,152	$1,386,785
Charles Schwab Corp.		37,390	1,257,052
Invesco Ltd.		22,754	206,606
NASDAQ, Inc.		8,029	762,354
			$3,612,797
Business Services – 2.6%
Accenture PLC, “A”		16,262	$2,654,934
CGI, Inc. (a)		12,240	662,663
Cognizant Technology Solutions Corp., “A”		14,106	655,506
Compass Group PLC		93,880	1,466,839

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Equifax, Inc.	8,426	$1,006,486
Experian PLC	38,492	1,071,548
Fidelity National Information Services, Inc.	8,366	1,017,640
Fiserv, Inc. (a)	14,261	1,354,652
Nomura Research Institute Ltd.	62,600	1,322,693
Secom Co. Ltd.	21,300	1,770,932
SGS S.A.	188	436,092
		$13,419,985
Cable TV – 0.6%
Comcast Corp., “A”	81,503	$2,802,073
Chemicals – 0.8%
3M Co.	12,687	$1,731,903
Givaudan S.A.	203	629,386
PPG Industries, Inc.	19,452	1,626,187
		$3,987,476
Computer Software – 0.2%
Adobe Systems, Inc. (a)	1,776	$565,194
Microsoft Corp.	4,281	675,157
		$1,240,351
Computer Software - Systems – 0.7%
Amadeus IT Group S.A.	26,305	$1,247,526
Fujitsu Ltd.	4,900	442,171
Hitachi Ltd.	50,200	1,461,314
Hon Hai Precision Industry Co. Ltd.	224,000	517,752
		$3,668,763
Construction – 0.5%
Otis Worldwide Corp. (a)	4,014	$200,675
Sherwin-Williams Co.	3,214	1,476,897
Stanley Black & Decker, Inc.	9,837	983,700
		$2,661,272
Consumer Products – 1.1%
Colgate-Palmolive Co.	11,602	$769,909
Kao Corp.	17,000	1,391,944
Kimberly-Clark Corp.	16,924	2,164,072
Reckitt Benckiser Group PLC	19,874	1,525,283
		$5,851,208
Containers – 0.2%
Amcor PLC	109,113	$885,115
Amcor PLC	26,566	215,716
		$1,100,831
Electrical Equipment – 1.4%
Johnson Controls International PLC	34,534	$931,037
Legrand S.A.	13,955	896,743
Schneider Electric SE	48,462	4,172,506
Spectris PLC	15,167	460,804
Yokogawa Electric Corp.	51,300	617,859
		$7,078,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.5%
Analog Devices, Inc.	12,946	$1,160,609
Hoya Corp.	8,600	731,507
Kyocera Corp.	19,500	1,156,399
NXP Semiconductors N.V.	9,682	802,928
Samsung Electronics Co. Ltd.	38,445	1,494,131
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	109,079	5,212,885
Texas Instruments, Inc.	24,746	2,472,868
		$13,031,327
Energy - Independent – 0.2%
ConocoPhillips	7,561	$232,879
Marathon Petroleum Corp.	4,308	101,755
Valero Energy Corp.	10,074	456,956
		$791,590
Energy - Integrated – 1.1%
BP PLC	96,125	$408,932
Chevron Corp.	7,145	517,727
China Petroleum & Chemical Corp.	2,682,000	1,315,539
Eni S.p.A.	143,821	1,454,092
Exxon Mobil Corp.	7,996	303,608
Galp Energia SGPS S.A., “B”	34,752	396,773
LUKOIL PJSC, ADR	6,324	376,904
Suncor Energy, Inc.	51,204	817,197
		$5,590,772
Food & Beverages – 1.8%
Danone S.A.	30,599	$1,973,471
General Mills, Inc.	36,271	1,914,021
J.M. Smucker Co.	11,098	1,231,878
Nestle S.A.	38,294	3,946,894
PepsiCo, Inc.	3,437	412,784
		$9,479,048
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	6,392	$478,186
Health Maintenance Organizations – 0.4%
Cigna Corp.	11,490	$2,035,798
Insurance – 1.9%
Aon PLC	19,164	$3,162,827
BB Seguridade Participacoes S.A.	29,300	140,125
Chubb Ltd.	14,372	1,605,209
Manulife Financial Corp.	32,067	402,632
Marsh & McLennan Cos., Inc.	10,396	898,838
MetLife, Inc.	21,070	644,110
Prudential Financial, Inc.	5,361	279,523
Samsung Fire & Marine Insurance Co. Ltd.	1,638	204,878
Travelers Cos., Inc.	15,155	1,505,649
Zurich Insurance Group AG	3,230	1,146,517
		$9,990,308
Machinery & Tools – 1.2%
AGCO Corp.	4,323	$204,262
Carrier Global Corp. (a)	8,027	138,466
Eaton Corp. PLC	35,545	2,761,491
Illinois Tool Works, Inc.	11,778	1,673,889
Kubota Corp.	104,600	1,337,983

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
PT United Tractors Tbk	145,900	$150,783
		$6,266,874
Major Banks – 1.9%
ABSA Group Ltd.	83,267	$349,167
Bank of New York Mellon Corp.	27,287	919,026
BOC Hong Kong Holdings Ltd.	74,500	205,292
China Construction Bank	1,699,000	1,384,809
Goldman Sachs Group, Inc.	7,161	1,107,019
JPMorgan Chase & Co.	31,055	2,795,882
Royal Bank of Canada	4,934	303,688
State Street Corp.	12,775	680,524
UBS Group AG	161,471	1,509,181
Wells Fargo & Co.	24,042	690,005
		$9,944,593
Medical & Health Technology & Services – 0.3%
HCA Healthcare, Inc.	12,558	$1,128,336
McKesson Corp.	3,842	519,669
		$1,648,005
Medical Equipment – 1.4%
Abbott Laboratories	13,334	$1,052,186
Becton, Dickinson and Co.	5,105	1,172,976
Danaher Corp.	10,618	1,469,637
EssilorLuxottica	3,404	367,257
Medtronic PLC	25,275	2,279,300
Thermo Fisher Scientific, Inc.	3,268	926,805
		$7,268,161
Metals & Mining – 0.2%
Fortescue Metals Group Ltd.	24,729	$151,039
MMC Norilsk Nickel PJSC, ADR	5,742	142,191
POSCO	1,126	147,744
Rio Tinto PLC	10,463	480,280
		$921,254
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	32,487	$464,564
EQM Midstream Partners LP	22,544	266,019
Plains All American Pipeline LP	38,128	201,316
		$931,899
Other Banks & Diversified Financials – 1.4%
Citigroup, Inc.	38,652	$1,628,022
DBS Group Holdings Ltd.	93,100	1,216,356
Intesa Sanpaolo S.p.A.	181,705	296,589
KBC Group N.V.	11,497	530,552
Komercni Banka A.S.	2,775	52,716
Moody's Corp.	2,739	579,299
Sberbank of Russia PJSC, ADR	25,075	237,588
Truist Financial Corp.	38,212	1,178,458
U.S. Bancorp	43,227	1,489,170
		$7,208,750
Pharmaceuticals – 4.3%
AbbVie, Inc.	7,733	$589,177
Bayer AG	41,808	2,454,139
Bristol-Myers Squibb Co.	17,377	968,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Eli Lilly & Co.	14,107	$1,956,923
Johnson & Johnson (s)	29,299	3,841,978
Merck & Co., Inc.	21,016	1,616,971
Novartis AG	30,228	2,498,194
Novo Nordisk A.S., “B”	24,518	1,481,961
Roche Holding AG	18,532	6,025,013
Santen Pharmaceutical Co. Ltd.	30,800	530,500
		$21,963,450
Printing & Publishing – 0.4%
RELX PLC	48,578	$1,045,423
Wolters Kluwer N.V.	16,377	1,164,401
		$2,209,824
Railroad & Shipping – 0.6%
Canadian National Railway Co.	5,205	$404,064
Canadian Pacific Railway Ltd.	5,119	1,129,614
Union Pacific Corp.	9,194	1,296,722
		$2,830,400
Real Estate – 0.6%
Daiwa House Industry Co. Ltd.	22,800	$564,685
Deutsche Wohnen SE	21,247	811,802
Grand City Properties S.A.	18,878	398,921
Longfor Properties Co. Ltd.	60,500	292,774
Spirit Realty Capital, Inc., REIT	8,037	210,168
STORE Capital Corp., REIT	20,870	378,164
Unibail-Rodamco-Westfield, REIT	6,628	375,318
		$3,031,832
Restaurants – 0.3%
Greggs PLC	26,219	$525,625
Starbucks Corp.	15,635	1,027,845
U.S. Foods Holding Corp. (a)	7,527	133,303
		$1,686,773
Specialty Chemicals – 0.4%
Akzo Nobel N.V.	14,694	$968,722
Corteva, Inc.	3,967	93,224
DuPont de Nemours, Inc.	3,967	135,275
PTT Global Chemical PLC	645,800	600,195
		$1,797,416
Specialty Stores – 0.5%
Dufry AG	3,523	$109,207
Home Depot, Inc.	2,504	467,522
Target Corp.	19,848	1,845,269
		$2,421,998
Telecommunications - Wireless – 1.3%
Advanced Info Service Public Co. Ltd.	54,500	$333,800
KDDI Corp.	171,400	5,066,254
Vodafone Group PLC	946,316	1,321,918
		$6,721,972
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	18,281	$221,380
Koninklijke KPN N.V.	118,142	282,587
TELUS Corp.	74,261	1,174,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
TELUS Corp.	9,491	$149,768
Verizon Communications, Inc.	10,093	542,297
		$2,370,129
Tobacco – 0.9%
Imperial Tobacco Group PLC	20,523	$380,413
Japan Tobacco, Inc.	80,800	1,495,646
Philip Morris International, Inc. (s)	40,246	2,936,348
		$4,812,407
Utilities - Electric Power – 0.9%
Duke Energy Corp.	19,345	$1,564,624
ENGIE Energía Brasil S.A.	12,600	94,377
Exelon Corp.	34,409	1,266,595
Iberdrola S.A.	78,113	771,288
Xcel Energy, Inc.	13,635	822,190
		$4,519,074
Total Common Stocks		$190,275,142
Preferred Stocks – 0.4%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	18,000	$1,467,885
Electronics – 0.1%
Samsung Electronics Co. Ltd.	15,299	$499,397
Total Preferred Stocks		$1,967,282
Municipal Bonds – 0.1%
Municipals – 0.1%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	$421,000	$502,249
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Danaher Corp., 4.75%	101	$104,348
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	7,938	$228,615
Total Convertible Preferred Stocks		$332,963
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 1.28% (v)	19,324,475	$19,328,340
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Russell 2000 Index – September 2020 @ $1,050	Put	Goldman Sachs International	$5,765,515	50	$439,500
Other Assets, Less Liabilities – 0.2%	938,401
Net Assets – 100.0%	$515,119,261
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,328,340 and $494,852,520, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,667,917, representing 5.4% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At March 31, 2020, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 3/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,615,998	USD	1,575,048	Deutsche Bank AG	5/22/2020	$34,356
CAD	1,078,000	USD	744,853	Deutsche Bank AG	5/22/2020	21,541
CHF	1,920,000	USD	1,979,008	UBS AG	5/22/2020	20,748

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
DKK	6,419,079	USD	941,332	Citibank N.A.	5/26/2020	$8,867
EUR	825,000	USD	910,741	Citibank N.A.	5/22/2020	907
EUR	2,913,541	USD	3,191,974	Deutsche Bank AG	5/22/2020	27,571
EUR	4,129,642	USD	4,533,189	Goldman Sachs International	5/22/2020	30,184
EUR	825,622	USD	906,285	JPMorgan Chase Bank N.A.	5/22/2020	6,051
EUR	904,967	USD	986,910	Merrill Lynch International	5/20/2020	13,028
EUR	1,019,000	USD	1,125,605	Merrill Lynch International	5/22/2020	420
EUR	650,000	USD	709,449	UBS AG	5/22/2020	8,820
GBP	1,969,271	USD	2,421,931	Deutsche Bank AG	5/22/2020	26,499
GBP	1,004,189	USD	1,157,373	JPMorgan Chase Bank N.A.	5/22/2020	91,153
JPY	2,365,873,252	USD	21,513,522	Deutsche Bank AG	5/22/2020	538,340
JPY	81,359,815	USD	756,013	Goldman Sachs International	5/22/2020	2,327
KRW	1,100,000,000	USD	891,410	Barclays Bank PLC	4/21/2020	12,716
NOK	17,411,260	USD	1,470,916	Citibank N.A.	5/22/2020	204,228
NZD	5,796,000	USD	3,388,635	Goldman Sachs International	5/22/2020	68,465
RUB	54,340,000	USD	683,642	JPMorgan Chase Bank N.A.	5/12/2020	3,878
SEK	7,677,000	USD	742,937	JPMorgan Chase Bank N.A.	5/22/2020	33,961
USD	20,421,301	AUD	30,535,794	JPMorgan Chase Bank N.A.	5/11/2020	1,635,302
USD	6,392,981	CAD	8,589,628	Citibank N.A.	5/22/2020	286,266
USD	3,584,505	CAD	4,857,000	Goldman Sachs International	5/22/2020	131,466
USD	924,458	CAD	1,231,000	UBS AG	5/22/2020	49,290
USD	311,122	CHF	298,000	UBS AG	5/22/2020	743
USD	402,145	CNH	2,850,000	Citibank N.A.	5/22/2020	526
USD	1,206,292	CNH	8,377,000	HSBC Bank	4/15/2020	25,396
USD	5,964,650	CNH	41,576,000	JPMorgan Chase Bank N.A.	4/15/2020	103,727
USD	251,663	DKK	1,700,000	JPMorgan Chase Bank N.A.	5/26/2020	16
USD	1,701,195	EUR	1,520,696	Barclays Bank PLC	5/22/2020	20,782
USD	1,027,194	EUR	916,367	Citibank N.A.	5/22/2020	14,583
USD	531,943	EUR	480,846	Goldman Sachs International	5/22/2020	595
USD	996,137	EUR	895,943	JPMorgan Chase Bank N.A.	5/22/2020	6,093
USD	1,084,460	EUR	966,322	Merrill Lynch International	5/22/2020	16,646
USD	9,520,992	EUR	8,517,000	Morgan Stanley Capital Services, Inc.	5/22/2020	109,461
USD	328,639	GBP	263,413	Deutsche Bank AG	5/22/2020	1,133
USD	11,510,388	GBP	8,901,873	Merrill Lynch International	5/22/2020	442,532
USD	385,587	GBP	298,686	UBS AG	5/20/2020	14,238
USD	387,265	ILS	1,321,342	JPMorgan Chase Bank N.A.	5/11/2020	13,616
USD	4,132,236	JPY	432,765,000	Barclays Bank PLC	5/22/2020	98,515
USD	2,354,102	JPY	249,533,000	Deutsche Bank AG	5/22/2020	28,251
USD	2,155,998	JPY	220,000,000	JPMorgan Chase Bank N.A.	5/22/2020	105,419
USD	3,898,055	KRW	4,647,650,630	JPMorgan Chase Bank N.A.	5/11/2020	75,459
USD	3,549	MXN	69,315	JPMorgan Chase Bank N.A.	5/22/2020	649
USD	2,705,464	NOK	25,872,000	BNP Paribas S.A.	5/22/2020	216,310
USD	3,306,181	NZD	5,244,484	Brown Brothers Harriman	5/22/2020	178,039
USD	1,282,640	NZD	2,143,396	Deutsche Bank AG	5/22/2020	4,184
USD	20,027,981	NZD	31,247,532	Goldman Sachs International	5/11/2020	1,388,321
USD	786,758	NZD	1,310,536	JPMorgan Chase Bank N.A.	5/22/2020	5,072
USD	1,822,343	SEK	17,596,000	BNP Paribas S.A.	5/22/2020	41,659
USD	891,083	SGD	1,238,213	JPMorgan Chase Bank N.A.	5/11/2020	19,384
USD	2,155,297	THB	68,162,350	JPMorgan Chase Bank N.A.	5/18/2020	76,534
						$6,264,267
Liability Derivatives
AUD	3,418,228	USD	2,243,763	Brown Brothers Harriman	5/22/2020	$(140,813)
CAD	2,290,669	USD	1,639,343	Goldman Sachs International	5/22/2020	(10,813)
CAD	18,449,890	USD	13,868,615	JPMorgan Chase Bank N.A.	5/11/2020	(752,731)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
CAD	492,876	USD	359,093	JPMorgan Chase Bank N.A.	5/22/2020	$(8,688)
CAD	3,858,722	USD	2,773,971	UBS AG	5/22/2020	(30,649)
CNH	1,321,000	USD	187,792	Barclays Bank PLC	4/15/2020	(1,573)
CNH	6,438,000	USD	922,622	BNP Paribas S.A.	4/15/2020	(15,064)
CNH	63,466,000	USD	9,188,785	HSBC Bank	4/15/2020	(242,051)
CNH	6,395,000	USD	927,009	JPMorgan Chase Bank N.A.	4/15/2020	(25,513)
CZK	5,855,000	USD	251,246	Merrill Lynch International	5/22/2020	(15,554)
EUR	3,150,025	USD	3,543,060	Barclays Bank PLC	5/22/2020	(62,192)
EUR	20,696	USD	23,404	BNP Paribas S.A.	5/22/2020	(534)
EUR	1,200,152	USD	1,346,851	Brown Brothers Harriman	5/22/2020	(20,649)
EUR	4,360,280	USD	4,959,311	Citibank N.A.	5/22/2020	(141,076)
EUR	12,068,313	USD	13,562,914	Deutsche Bank AG	5/22/2020	(227,082)
EUR	1,149,510	USD	1,271,424	Goldman Sachs International	5/22/2020	(1,182)
EUR	1,585,614	USD	1,766,336	JPMorgan Chase Bank N.A.	5/22/2020	(14,186)
EUR	356,936	USD	405,685	Morgan Stanley Capital Services, Inc.	5/22/2020	(11,260)
EUR	35,095	USD	39,829	UBS AG	5/22/2020	(1,048)
GBP	5,374,198	USD	6,947,698	JPMorgan Chase Bank N.A.	5/11/2020	(267,004)
GBP	232,598	USD	302,096	Morgan Stanley Capital Services, Inc.	5/20/2020	(12,913)
GBP	1,448,899	USD	1,822,449	Morgan Stanley Capital Services, Inc.	5/22/2020	(21,008)
IDR	13,750,223,000	USD	977,828	JPMorgan Chase Bank N.A.	4/13/2020	(135,600)
ILS	1,799,000	USD	526,499	Citibank N.A.	5/22/2020	(17,440)
JPY	1,062,630,919	USD	10,079,537	Deutsche Bank AG	5/22/2020	(174,953)
KRW	2,147,179,000	USD	1,854,053	Barclays Bank PLC	4/21/2020	(89,216)
KRW	3,000,538,000	USD	2,527,940	JPMorgan Chase Bank N.A.	4/21/2020	(61,698)
MXN	7,802,015	USD	337,226	Goldman Sachs International	5/22/2020	(10,749)
MXN	8,687,187	USD	393,583	UBS AG	5/22/2020	(30,066)
NOK	214,494,801	USD	23,090,255	Goldman Sachs International	5/11/2020	(2,454,093)
NOK	17,329,000	USD	1,846,887	Goldman Sachs International	5/22/2020	(179,657)
NOK	8,348,000	USD	828,499	JPMorgan Chase Bank N.A.	5/22/2020	(25,335)
NOK	2,980,140	USD	317,681	Merrill Lynch International	5/22/2020	(30,961)
PLN	3,554,931	USD	896,606	JPMorgan Chase Bank N.A.	5/22/2020	(37,509)
SEK	213,483,480	USD	22,201,681	Goldman Sachs International	5/11/2020	(602,349)
SEK	15,023,573	USD	1,548,950	Goldman Sachs International	5/22/2020	(28,591)
SGD	972,000	USD	696,136	Goldman Sachs International	5/22/2020	(11,744)
THB	103,256,000	USD	3,163,628	JPMorgan Chase Bank N.A.	5/18/2020	(14,605)
USD	1,882,408	AUD	3,138,952	Deutsche Bank AG	5/22/2020	(48,727)
USD	2,032,732	CAD	2,876,492	JPMorgan Chase Bank N.A.	5/22/2020	(12,282)
USD	11,553,286	CHF	11,225,080	JPMorgan Chase Bank N.A.	5/11/2020	(132,035)
USD	734,980	DKK	4,986,301	JPMorgan Chase Bank N.A.	5/11/2020	(2,705)
USD	2,582,762	EUR	2,364,000	Citibank N.A.	5/22/2020	(29,526)
USD	247,837	EUR	231,165	Deutsche Bank AG	4/22/2020	(7,303)
USD	3,851,269	EUR	3,496,018	Deutsche Bank AG	5/22/2020	(11,931)
USD	65,402,833	EUR	59,426,435	Goldman Sachs International	5/11/2020	(237,139)
USD	33,995,148	EUR	30,893,334	JPMorgan Chase Bank N.A.	5/11/2020	(128,345)
USD	1,490,790	EUR	1,359,783	JPMorgan Chase Bank N.A.	5/22/2020	(11,809)
USD	332,117	EUR	304,560	Merrill Lynch International	5/20/2020	(4,405)
USD	558,098	EUR	510,000	Morgan Stanley Capital Services, Inc.	5/20/2020	(5,423)
USD	1,546,275	EUR	1,400,000	State Street Bank Corp.	5/22/2020	(765)
USD	1,429,185	EUR	1,298,716	UBS AG	5/22/2020	(5,933)
USD	1,985,708	GBP	1,600,000	Citibank N.A.	5/22/2020	(3,601)
USD	1,054,937	GBP	905,776	Deutsche Bank AG	5/22/2020	(71,230)
USD	595,349	GBP	499,258	JPMorgan Chase Bank N.A.	5/22/2020	(25,388)
USD	515,662	GBP	420,000	Morgan Stanley Capital Services, Inc.	5/22/2020	(6,531)
USD	2,409,224	JPY	260,730,000	Deutsche Bank AG	5/22/2020	(20,991)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	61,213,045	JPY	6,701,088,749	JPMorgan Chase Bank N.A.	5/11/2020	$(1,219,443)
USD	561,467	NZD	947,986	Deutsche Bank AG	5/22/2020	(3,971)
USD	636,201	SEK	6,325,000	Deutsche Bank AG	5/22/2020	(3,878)
						$(7,921,510)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	168	$8,207,831	April – 2020	$1,111,854
FTSE 100 Index	Long	GBP	193	13,164,494	June – 2020	935,234
FTSE MIB Index	Long	EUR	144	13,375,598	June – 2020	1,532,348
Hang Seng Index	Long	HKD	85	12,945,056	April – 2020	987,971
OMX 30 Index	Long	SEK	1,245	18,535,410	April – 2020	2,010,333
Russell 2000 Index	Short	USD	317	18,189,460	June – 2020	716,273
S&P 500 E-Mini Index	Short	USD	132	16,960,020	June – 2020	746,477
						$8,040,490
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	128	$19,087,748	June – 2020	$152,180
Euro-Bund 10 yr	Short	EUR	58	11,035,148	June – 2020	94,999
Euro-Buxl 30 yr	Short	EUR	20	4,629,972	June – 2020	189,654
U.S. Treasury Note 2 yr	Long	USD	43	9,476,461	June – 2020	136,063
						$572,896
						$8,613,386
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	102	$10,779,482	April – 2020	$(1,481,109)
BIST 30 Index	Long	TRY	7,428	11,837,994	April – 2020	(3,472,531)
DAX Index	Short	EUR	20	5,532,590	June – 2020	(717,387)
FTSE/JSE Top 40 Index	Short	ZAR	498	11,378,330	June – 2020	(867,301)
Hang Seng China Enterprises Index	Short	HKD	78	4,876,575	April – 2020	(524,386)
IBEX 35 Index	Short	EUR	11	813,668	April – 2020	(64,460)
IBOV Index	Long	BRL	448	6,275,673	April – 2020	(1,024,644)
KOSPI 200 Index	Long	KRW	51	2,454,811	June – 2020	(208,351)
Mexbol Index	Long	MXN	553	8,244,240	June – 2020	(501,864)
MSCI Singapore Index	Long	SGD	370	7,330,300	April – 2020	(30,728)
MSCI Taiwan Index	Short	USD	36	1,335,878	April – 2020	(107,720)
NIFTY Index	Short	USD	650	11,141,650	April – 2020	(899,236)
S&P/ASX 200 Index	Short	AUD	127	10,216,406	June – 2020	(217,460)
S&P/TSX 60 Index	Long	CAD	93	10,761,117	June – 2020	(32,622)
Topix Index	Short	JPY	154	20,045,490	June – 2020	(959,000)
						$(11,108,799)
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	596	$62,314,673	June – 2020	$(2,699,427)
Japan Government Bond 10 yr	Long	JPY	30	42,567,775	June – 2020	(596,791)
Long Gilt 10 yr	Short	GBP	301	50,917,651	June – 2020	(728,694)
U.S. Treasury Bond	Short	USD	72	12,892,500	June – 2020	(708,431)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 10 yr	Short	USD	90	$12,481,875	June – 2020	$(60,796)
U.S. Treasury Note 5 yr	Short	USD	52	6,518,688	June – 2020	(203,236)
U.S. Treasury Ultra Bond	Long	USD	3	665,625	June – 2020	(46,288)
U.S. Treasury Ultra Note 10 yr	Short	USD	66	10,298,063	June – 2020	(479,759)
						$(5,523,422)
						$(16,632,221)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/06/21	USD	158,585,877	centrally cleared	1.63%/Semi-annually	1.91% (3-Month Libor)/Quarterly	$3,458,011	$—	$3,458,011
11/07/21	USD	17,115,000	centrally cleared	1.66%/Semi-annually	1.91% (3-Month Libor)/Quarterly	382,215	—	382,215
11/06/24	USD	66,200,000	centrally cleared	1.58%/Semi-annually	1.91% (3-Month Libor)/Quarterly	3,526,824	—	3,526,824
						$7,367,050	$—	$7,367,050
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	33,600,000	centrally cleared	1.91% (3-Month Libor)/Quarterly	1.70%/Semi-annually	$(3,317,854)	$—	$(3,317,854)
11/06/49	USD	13,102,083	centrally cleared	1.91% (3-Month Libor)/Quarterly	1.89%/Semi-annually	(3,615,855)	—	(3,615,855)
						$(6,933,709)	$—	$(6,933,709)
Credit Default Swaps
6/20/25	USD	16,400,000	centrally cleared	5.00%/Quarterly	(1)	$(403,466)	$(600,000)	$(1,003,466)
						$(7,337,175)	$(600,000)	$(7,937,175)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	EUR	375,000	Merrill Lynch International	1.00%/Quarterly	(2)	$(9,245)	$(18,818)	$(28,063)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North American High-Yeild Index, 5.00%, 6/20/25, a B+ rated credit default index. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by LafargeHolcim Ltd., 3.00%, 11/22/2022, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s

Portfolio of Investments (unaudited) – continued
rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At March 31, 2020, the fund had cash collateral of $2,382,073 and other liquid securities with an aggregate value of $34,507,640 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$98,379,749	$1,324,615	$—	$99,704,364
Japan	—	18,201,185	—	18,201,185
Switzerland	—	17,368,736	—	17,368,736
United Kingdom	525,625	9,582,553	—	10,108,178
France	—	9,308,246	—	9,308,246
Canada	6,568,686	—	—	6,568,686
Taiwan	5,730,637	—	—	5,730,637
Germany	398,921	5,236,480	—	5,635,401
Netherlands	802,928	3,796,560	—	4,599,488
Other Countries	3,556,082	12,233,884	—	15,789,966
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	45,011,412	—	45,011,412
Non - U.S. Sovereign Debt	—	113,184,378	—	113,184,378
Municipal Bonds	—	2,938,351	—	2,938,351
U.S. Corporate Bonds	—	41,490,566	—	41,490,566
Residential Mortgage-Backed Securities	—	34,847,068	—	34,847,068
Commercial Mortgage-Backed Securities	—	5,729,581	—	5,729,581
Asset-Backed Securities (including CDOs)	—	8,977,308	—	8,977,308
Foreign Bonds	—	49,658,969	—	49,658,969
Mutual Funds	19,328,340	—	—	19,328,340
Total	$135,290,968	$378,889,892	$—	$514,180,860
Other Financial Instruments
Futures Contracts – Assets	$2,035,646	$6,577,740	$—	$8,613,386
Futures Contracts – Liabilities	(7,479,924)	(9,152,297)	—	(16,632,221)
Forward Foreign Currency Exchange Contracts – Assets	—	6,264,267	—	6,264,267
Forward Foreign Currency Exchange Contracts – Liabilities	—	(7,921,510)	—	(7,921,510)
Swap Agreements – Assets	—	7,367,050	—	7,367,050
Swap Agreements – Liabilities	—	(7,965,238)	—	(7,965,238)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2020, the value of securities loaned was $181,311. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $183,312.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$31,339,464	$68,715,078	$80,730,691	$4,531	$(42)	$19,328,340
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$101,922	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
United States	63.0%
Japan	13.7%
France	6.8%
Italy	4.2%
Sweden	4.0%
Switzerland	3.9%
Hong Kong	2.6%
Germany	(5.4)%
Canada	(6.3)%
Other Countries	13.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.